Investments In Direct Financing Leases (Tables)	12 Months Ended
Dec. 31, 2015
Capital Leases, Net Investment in Direct Financing Leases [Abstract]
Summary Of Carrying Amounts Of Investments In Direct Financing Leases, Net

	2015	2014
Total minimum lease payments receivable	$439,646	$487,275
Estimated unguaranteed residual value of leased assets	162,669	172,880
Less deferred income (1)	(411,435)	(460,823)
Investment in a direct financing lease, net	$190,880	$199,332

(1) Deferred income is net of $1.4 million and $1.5 million of initial direct costs at December 31, 2015 and 2014, respectively.

Future Minimum Rentals Receivable
The Company’s direct financing lease has expiration dates ranging from approximately 16 to 19 years. Future minimum rentals receivable on this direct financing lease at December 31, 2015 are as follows (in thousands):

Amount
Year:
2016	$19,787
2017	20,380
2018	20,992
2019	21,621
2020	22,270
Thereafter	334,596
Total	$439,646
Future minimum rentals on non-cancelable tenant operating leases at December 31, 2015 are as follows (in thousands):

Amount
Year:
2016	$364,775
2017	358,745
2018	337,593
2019	313,286
2020	288,964
Thereafter	2,675,671
Total	$4,339,034